Document and Entity Information	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	Deep Green Waste & Recycling, Inc.
Entity Central Index Key	0001637866
Document Type	S-1/A
Amendment Flag	true
Amendment Description	The purpose of this Amendment No. 1 on Form S-1/A to the Registration Statement on Form S-1 (the "Registration Statement") of Deep Green Waste & Recycling, Inc. (the "Company"), filed with the Securities and Exchange Commission on June 8, 2021, is to update the Company's disclosure that its common stock is currently quoted on the OTCQB Marketplace and not the OTC "PINK" market. No other changes have been made to the Registration Statement, and no changes have been made to the related prospectus made part of the Registration Statement. This Amendment does not otherwise reflect events that may have occurred subsequent to the original filing date and does not modify or update in any way disclosures made in the original Registration Statement.
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false